Stockholders' Deficit - Schedule Of Stock Warrants Were Outstanding (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 11.50
Warrant [Member] | February 19, 2018 [Member]
Class of Warrant or Right [Line Items]
Expiration Date		Aug. 19, 2022
Hippo Enterprises Inc And Subsidiaries [Member] | Warrant [Member] | December Eleventh Two Thousand And Seventeen [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 0.01	$ 0.01
Number of Warrants	4,738,051	4,738,051
Expiration Date	Dec. 31, 2022	Dec. 31, 2022
Outstanding	$ 4,738,051	$ 4,738,051,000,000
Hippo Enterprises Inc And Subsidiaries [Member] | Warrant [Member] | February 19, 2018 [Member]
Class of Warrant or Right [Line Items]
Exercise Price Per Share	$ 0.01	$ 0.01
Number of Warrants	4,738,051	4,738,051
Expiration Date	Aug. 19, 2022
Outstanding	$ 4,738,051	$ 4,738,051,000,000